Class N [Member] Annual Fund Operating Expenses - Class N - NICHOLAS LTD EDITION INC - Class N	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.16%